Loans Receivable and Allowance for Loan Losses - Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				$ 2,500				$ 2,090	$ 2,500	$ 2,090	$ 1,880
Charge-offs									(222)	(402)	(37)
Recoveries									16	50
Provision charged to operations	113	128	356	180	20	450	192	100	777	762	247
Total allowance for loan losses, ending balance	3,071				2,500				3,071	2,500	2,090
One-to-Four Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				2,127				1,733	2,127	1,733	1,601
Charge-offs									(194)	(402)	(31)
Recoveries									16	50
Provision charged to operations									511	746	163
Total allowance for loan losses, ending balance	2,460				2,127				2,460	2,127	1,733
Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				187				193	187	193	103
Charge-offs									(28)
Recoveries
Provision charged to operations									27	(6)	90
Total allowance for loan losses, ending balance	186				187				186	187	193
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				99				105	99	105	93
Charge-offs											(6)
Recoveries
Provision charged to operations									125	(6)	18
Total allowance for loan losses, ending balance	224				99				224	99	105
Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				5				4	5	4	11
Charge-offs
Recoveries
Provision charged to operations									(3)	1	(7)
Total allowance for loan losses, ending balance	2				5				2	5	4
Second Mortgage and Equity Lines of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				38				42	38	42	46
Charge-offs
Recoveries
Provision charged to operations									7	(4)	(4)
Total allowance for loan losses, ending balance	45				38				45	38	42
Passbook or Certificate and Other Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				1				1	1	1	3
Charge-offs
Recoveries
Provision charged to operations											(2)
Total allowance for loan losses, ending balance	1				1				1	1	1
Unallocated [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total allowance for loan losses, beginning balance				43				12	43	12	23
Charge-offs
Recoveries
Provision charged to operations									110	31	(11)
Total allowance for loan losses, ending balance	$ 153				$ 43				$ 153	$ 43	$ 12